Superannuation commitments - Contributions and Expense recognised (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Superannuation commitments
Employer contributions		$ 33	$ 26
Member contributions		10	10
Current service cost		45	44	$ 33
Net interest cost on net benefit liability		12	8	(2)
Total defined benefit expense		57	52	$ 31
Defined benefit balances recognised
Benefit obligation		2,953	2,880
Fair value of plan assets		2,582	2,350
Defined benefit surplus included in other assets		64	71
Defined benefit deficit included in other liabilities		(435)	(601)
Net surplus/(deficit)		$ (371)	$ (530)
Average duration of the defined benefit obligation		15 years	14 years
Forecast
Superannuation commitments
Expected contribution from the employer	$ 23
Parent Entity
Superannuation commitments
Employer contributions		$ 31	$ 26
Member contributions		10	10
Current service cost		44	43
Net interest cost on net benefit liability		12	8
Total defined benefit expense		56	51
Defined benefit balances recognised
Benefit obligation		2,877	2,790
Fair value of plan assets		2,524	2,295
Defined benefit surplus included in other assets		64	71
Defined benefit deficit included in other liabilities		(417)	(566)
Net surplus/(deficit)		$ (353)	$ (495)